Annual Fund Operating Expenses - Stock Index Fund - Stock Index Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	0.01%
Other Expenses	0.52%
Administrative Expenses	0.25%
Other Fund Expenses	0.27%
Total Annual Fund Operating Expenses	0.53%	[1]

[1]	Expenses shown in this table and used in the example reflect expenses of both the Stock Index Fund and the Stock Index Fund’s share of allocated expenses of the Master Portfolio (as defined below).